Fees and Expenses - NYLIM Candriam International Core Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - NYLIM Candriam International Core Equity Fund	Class A	Investor Class	Class C	Class I	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	5.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	0.00%	1.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - NYLIM Candriam International Core Equity Fund	Class A	Investor Class	Class C	Class I	SIMPLE Class
Management Fees (as a percentage of Assets)	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	0.25%	1.00%	0.00%	0.50%
Other Expenses (as a percentage of Assets):	0.15%	0.65%	0.65%	0.15%	0.21%
Expenses (as a percentage of Assets)	1.10%	1.60%	2.35%	0.85%	1.41%
Fee Waiver or Reimbursement	0.00%	(0.18%)	(0.19%)	0.00%	0.00%
Net Expenses (as a percentage of Assets)	1.10%	1.42%	2.16%	0.85%	1.41%